Property and equipment	12 Months Ended
Aug. 31, 2025
Property and equipment.
Property and equipment

12. Property and equipment

	Machinery		Office
	and	Rolling	equipment &		Leasehold	Boat
	equipment	stock	furnishings	Moulds	improvements	rental fleet	Total
	$	$	$	$	$	$	$
Cost
Balance at August 31, 2023	301,856	39,727	19,209	699,544	268,962	891,722	2,221,020
Additions	22,863	2,289	—	175,416	7,412	236,447	444,427
Disposals	—	(6,573)	—	(46,425)	—	(267,498)	(320,496)
Transferred to inventory	—	—	—	—	—	(113,000)	(113,000)
Deconsolidation on sale of subsidiary	—	—	—	—	—	(533,982)	(533,982)
Currency translation	401	30	19	2,004	599	761	3,814
Balance at August 31, 2024	325,120	35,473	19,228	830,539	276,973	214,450	1,701,783
Additions	185,167	—	4,379	—	32,853	4,948	227,347
Disposals	—	—	—	—	—	—	—
Transferred to inventory	—	—	—	—	—	(86,455)	(86,455)
Business acquisition	2,367,675	758,754	392,113	—	311,969	—	3,830,511
Currency translation	(2,146)	(152)	(47)	(13,072)	(2,121)	(3,833)	(21,371)
Balance at August 31, 2025	2,875,816	794,075	415,673	817,467	619,674	129,110	5,651,815

Accumulated depreciation
Balance at August 31, 2023	179,068	26,532	13,332	85,062	85,572	59,083	448,649
Depreciation	28,554	3,389	3,242	30,353	75,358	49,868	190,764
Disposals	—	(2,765)	—	(540)	—	(27,905)	(31,210)
Transferred to inventory	—	—	—	—	—	(15,606)	(15,606)
Deconsolidation on sale of subsidiary	—	—	—	—	—	(60,796)	(60,796)
Balance at August 31, 2024	207,622	27,156	16,574	114,875	160,930	4,644	531,801
Depreciation	102,318	27,476	21,867	32,409	94,793	22,736	301,599
Disposals	—	—	—	—	—	—	—
Transferred to Inventory	—	—	—	—	—	(5,325)	(5,325)
Business acquisition	758,843	476,157	196,172	—	85,513	—	1,516,685
Balance at August 31, 2025	1,068,783	530,789	234,613	147,284	341,236	22,055	2,344,760

Net carrying amount
As at August 31, 2024	117,498	8,317	2,654	715,664	116,043	209,806	1,169,982
As at August 31, 2025	1,807,033	263,286	181,060	670,183	278,438	107,055	3,307,055

During the year ended August 31, 2025, the Company acquired NVG which resulted in the acquisition of the subsidiary’s property and equipment. As a result, the Company acquired property and equipment with a net book value of $2,313,826 (note 6).

During the year ended August 31, 2024, the Company sold its subsidiary EB Rental, Ltd., which resulted in the deconsolidation of the subsidiary’s property and equipment. As a result, the Company deconsolidated property and equipment with a net book value of $473,186 (note 32).